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GENERAL INFORMATON AND 24-HOUR YIELD AND BALANCE INFORMATION
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American Express
Money Market Accounts
---------------------


                                Strategist
                                Money Market
                                Fund



                                Annual Report
                                May 31, 1999



                                offered by
                                THE RESERVE FUNDS

                          STRATEGIST MONEY-MARKET FUND

                     STATEMENT OF NET ASSETS--MAY 31, 1999

 PRINCIPAL                                                                                                       VALUE
   AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--57.0%                                                   (NOTE 1)
------------  ----------------------------------------------                                                  -----------
              DOMESTIC--11.4%
 $ 2,000,000  BankBoston, NA, 4.88%, 7/27/99.............................................................     $ 2,000,000
   2,000,000  Morgan Guaranty Trust Co., 4.88%, 7/12/99..................................................       2,000,000
   2,000,000  South Trust Bank of Alabama NA, 4.89%, 7/26/99.............................................       2,000,000
                                                                                                              -----------
                                                                                                                6,000,000
                                                                                                              -----------
              EURO--26.6%
   2,000,000  Abbey National PLC, 4.90%, 7/7/99..........................................................       2,000,013
   2,000,000  Credit Agricole Indosuez, 4.89%, 7/12/99...................................................       2,000,000
   2,000,000  Dresdner Bank, 4.85%, 6/21/99..............................................................       2,000,000
   2,000,000  International Nederlanden Bank, 4.94%, 6/30/99.............................................       1,999,987
   2,000,000  National Westminster Bank PLC, 4.98%, 9/2/99*..............................................       2,000,000
   2,000,000  Norddeutsche Landesbank Girozentrale, 4.88%, 8/16/99.......................................       2,000,020
   2,000,000  Svenska Handelsbanken, 4.88%, 6/8/99.......................................................       2,000,002
                                                                                                              -----------
                                                                                                               14,000,022
                                                                                                              -----------
              YANKEES--19.0%
   2,000,000  Banque Nationale de Paris, 4.95%, 8/27/99..................................................       2,000,000
   2,000,000  BHF Bank AG, 4.86%, 6/18/99................................................................       2,000,000
   2,000,000  Canadian Imperial Bank of Commerce, 4.82%, 6/28/99.........................................       2,000,000
   2,000,000  Lloyds Bank PLC, 4.90%, 7/26/99............................................................       2,000,000
   2,000,000  Westdeutsche Landesbank Girozentrale, GI, 4.88%, 6/16/99...................................       2,000,000
                                                                                                              -----------
                                                                                                               10,000,000
                                                                                                              -----------
              Total Negotiable Bank Certificates of Deposit (Cost $30,000,022)...........................      30,000,022
                                                                                                              -----------

              COLLATERALIZED PROMISSORY NOTES--7.6% (A)
   2,000,000  ABN/AMRO, 4.83%, 7/19/99...................................................................       1,987,133
   2,000,000  Societe Generale, NA, Inc., 4.83%, 6/9/99..................................................       1,997,852
                                                                                                              -----------
              Total Collateralized Promissory Notes (Cost $3,984,985)....................................       3,984,985
                                                                                                              -----------

              REPURCHASE AGREEMENTS--38.0%
  10,000,000  Bear, Stearns & Co. Inc., 4.90%, 6/1/99 (collateralized by $9,334,400 FGPC
                6.00%-7.50% due 9/1/13 to 5/1/17 and $1,798,292 FMNS, 6.50% due 6/9/28)..................      10,000,000
  10,000,000  Salomon Smith Barney, Inc. 4.90%, 6/1/99 (collateralized by $10,300,000 FHLMC
                5.20%, due 1/1/00).......................................................................      10,000,000
                                                                                                              -----------
              Total Repurchase Agreements (Cost $20,000,000).............................................      20,000,000
                                                                                                              -----------

              TOTAL INVESTMENTS (COST $53,985,007)...............................................   102.6%     53,985,007
              LIABILITIES, LESS OTHER ASSETS.....................................................    (2.6)     (1,359,534)
                                                                                                    -----     -----------
              NET ASSETS.........................................................................   100.0%    $52,625,473
                                                                                                    -----     -----------
                                                                                                    -----     -----------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED ON 52,625,473
                SHARES OF BENEFICIAL INTEREST $.001 PAR VALUE OUTSTANDING................................           $1.00
                                                                                                                    -----
                                                                                                                    -----

---------------

(a) Collateralized by bank letters of credit.

* Represents when-issued security.

GLOSSARY: FGPC = FHLMC Gold Mortgage-Backed Pass-Through Participation
          Certificates; FHLMC = Federal Home Loan Mortgage Corp.; FNMS = FNMA Mortgage-Backed Pass-Through Securities.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND

                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED MAY 31, 1999

INTEREST INCOME (Note 1)....................................................................................   $2,903,795
                                                                                                               ----------
EXPENSES (Note 2)
  Comprehensive fee.........................................................................................      443,201
  Servicing fee.............................................................................................      108,414
                                                                                                               ----------
    Total Expenses..........................................................................................      551,615
    Less: expenses waived (Note 2)..........................................................................     (330,015)
                                                                                                               ----------
    Net Expenses............................................................................................      221,600
                                                                                                               ----------

NET INVESTMENT INCOME, representing Net Increase in Net Assets from Investment Operations...................   $2,682,195
                                                                                                               ----------
                                                                                                               ----------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED       YEAR ENDED
                                                                                               MAY 31,          MAY 31,
                                                                                                1999             1998
                                                                                            -------------    -------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income..................................................................   $   2,682,195    $   4,013,759
                                                                                            -------------    -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income..................................................................      (2,682,195)      (4,013,759)

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares.......................................................     107,753,785      129,839,697
  Dividends reinvested...................................................................       2,682,195        4,013,759
  Cost of shares redeemed................................................................    (114,079,295)    (177,288,649)
                                                                                            -------------    -------------

Net decrease derived from capital share transactions and from investment operations......      (3,643,315)     (43,435,193)

NET ASSETS:
  Beginning of year......................................................................      56,268,788       99,703,981
                                                                                            -------------    -------------
  End of year............................................................................   $  52,625,473    $  56,268,788
                                                                                            -------------    -------------
                                                                                            -------------    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)   SIGNIFICANT ACCOUNTING POLICIES:

      The Strategist Money-Market Fund, a series of The Reserve Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

      A. The Reserve Fund's authorized shares of beneficial interest are unlimited and are divided into four series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Strategist Money-Market Fund. The financial statements and notes apply only to the Strategist Money-Market Fund (The "Fund").

      B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. The maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment, for purpose of Rule 2a-7 and for computing the portfolio's average weighted life to maturity.

      C. It is the Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

      D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

      E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed credit-worthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's custodian holds the underlying securities subject to repurchase agreements.

(2)   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

      Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the direction of the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the Fund's day-to-day operations. RMCI manages the Fund's investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For its services as Investment Adviser, RMCI receives a comprehensive fee, calculated at an annual rate of .80% of the Fund's average daily net assets. For the year ended May 31, 1999, RMCI voluntarily waived a portion of its fee amounting to $221,601.

(3)   DISTRIBUTION ASSISTANCE:

      Pursuant to a Plan of Distribution under Rule 12b-1, the Fund may make assistance payments, at a rate of .20% per annum of the average net asset value, to firms (including RMCI) for distribution assistance and administrative services provided to Fund shareholders. The Plan requires RMCI to pay an equivalent amount from its own resources. For the year ended May 31, 1999, the Fund accrued $108,414 in distribution fees, that were voluntarily waived by RMCI.

(4)   MANAGEMENT'S USE OF ESTIMATES:

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)   COMPOSITION OF NET ASSETS:

      At May 31, 1999, the Fund's net assets consisted of $52,625 in par value and $52,572,848 in paid-in capital.

(6)   FINANCIAL HIGHLIGHTS:

      Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                                            FOR FISCAL YEARS ENDED MAY 31,
                                                                      --------------------------------------------
                                                                        1999        1998        1997      1996(A)
                                                                      --------    --------    --------    --------
      Net asset value at beginning of period.......................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------

      Net investment income from investment operations.............      .0496       .0542       .0552       .0462
      Less dividends from net investment income....................     (.0496)     (.0542)     (.0552)     (.0462)
                                                                      --------    --------    --------    --------
      Net asset value at end of period.............................   $ 1.0000    $ 1.0000    $ 1.0000    $ 1.0000
                                                                      --------    --------    --------    --------
                                                                      --------    --------    --------    --------

      Total Return.................................................       4.96%       5.42%       5.52%       5.13%(b)

      RATIOS/SUPPLEMENTAL DATA:
      Net assets end of period (millions)..........................   $   52.6    $   56.3    $   99.7    $    1.0
      Ratio of expenses to average net assets (c)..................       1.00%       1.00%       1.00%       1.00%(b)
      Ratio of net investment income to average net assets (c).....       4.24%       4.62%       4.44%       4.30%(b)

      ---------------

      (a) For the period from May 1, 1996 (Commencement of Operations) to May 31, 1996.
      (b) Annualized.
      (c) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income amounted to:

                                                  NET
                          EXPENSES            INVESTMENT
    FISCAL YEAR             RATIO               INCOME
-------------------  -------------------  -------------------
       1999                 .40%                 4.84%
       1998                 .33%                 5.29%
       1997                 .00%                 5.44%
       1996                 .18%                 5.12%

                       REPORT OF INDEPENDENT ACCOUNTANTS
                     --------------------------------------

To the Shareholders and the Board of Trustees of Strategist Money-Market Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Strategist Money-Market Fund (one of the four series constituting The Reserve Fund) (the "Fund") at May 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                         PricewaterhouseCoopers LLP

New York, New York
July 23, 1999

SUPPLEMENTAL PROXY INFORMATION (UNAUDITED)

    The Special Meeting of Shareholders of The Reserve Fund (consisting of four
Funds: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, and Strategist Money-Market Fund); was held on January 15, 1999 at the offices of The Reserve Funds, 810 Seventh Avenue, New York, NY. The meeting was adjourned until February 17, 1999, at which time it was held. The meeting was held for the following purposes:

PROPOSAL                                                                                                    WHO WILL VOTE
---------------------------------------------------------------------------------------------------------   -------------

PROPOSAL 1

To provide for the election of Trustees                                                                      Trust Vote

PROPOSAL 2

To approve new Investment Management Agreements                                                              All Funds

PROPOSAL 3

To approve amendments to the Trusts' Declaration of Trust to permit the issuance of multiple classes of
  shares                                                                                                     Trust Vote

PROPOSAL 4

To approve the following proposed amendments:

 A. To amend the Declaration of Trust to eliminate the policy on pricing securities;                         Trust Vote

 B. To amend the Declaration of Trust to permit non-material amendments;                                     Trust Vote

 C. To amend the Declaration of Trust concerning the right to vote portfolio securities;                     Trust Vote

 D. To amend the Declaration of Trust concerning termination or reorganization of the Trust;                 Trust Vote

 E. To amend the Trusts' fundamental investment policy on the issuance of senior securities;                 All Funds

 F. To amend the Trusts' fundamental investment policy regarding underwriting;                               All Funds

 G. To change the designation of the Trusts' fundamental investment policy on investing for control of
    portfolio companies;                                                                                     All Funds

 H. To eliminate the Trusts' fundamental investment policies regarding certain portfolio transactions;       All Funds

 I. To eliminate the Trusts' fundamental investment policy on investing in the securities of other
    investment companies;                                                                                    All Funds

 J. To amend the Trusts' By-Laws concerning amendments thereto                                               Trust Vote

PROPOSAL 5

To approve changes to the Trusts' Fundamental Investment Policies to Permit a Master Fund/Feeder Fund
  Structure                                                                                                  All Funds

PROPOSAL 6

To approve the authorization of the Board of Trustees to appoint, replace or terminate sub-advisers recommended by the adviser or amend the terms of any sub-advisory agreement for the Funds without
  shareholder approval                                                                                       All Funds

PROPOSAL 7

To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants for the fiscal
  year ending May 31, 1999; and                                                                              Trust Vote

PROPOSAL 8

To transact such other business as may properly come before the Meeting                                      Such Funds
                                                                                                             as Necessary

    A Quorum of the shares of the Trust and the Funds was present at the Meeting.

    The results of the proxy solicitation as to the Trust and the Strategist Fund on the above matters were as follows:

                                                                                         VOTES WITHHELD/
(1)   Board of Trustees                          VOTES FOR          VOTES AGAINST        BROKER NON-VOTES        ABSTENTIONS
                                               -------------        -------------        ----------------        -----------
      Bruce R. Bent                            2,157,168,944             --                 273,121,130              --
      Edwin Ehlert, Jr.                        2,157,908,386             --                 272,381,688              --
      Henri Emmet                              2,156,748,779             --                 273,541,295              --
      Donald Harrington                        2,158,437,959             --                 271,852,115              --
      Bruce R. Bent II                         2.153,825,061             --                 276,465,013              --
      William Viklund                          2,159,301,036             --                 270,989,038              --
      Vincent Mattone                          2,158,780,203             --                 271,509,871              --
      Diana Herrmann                           2,159,085,758             --                 271,204,316              --
      Richard Bassuk                           2,159,173,949             --                 271,116,125              --

                                                                                         VOTES WITHHELD/
(2)   Investment Management Agreement            VOTES FOR          VOTES AGAINST        BROKER NON-VOTES        ABSTENTIONS
                                               -------------         -----------           ------------          -----------
      Strategist Money-Market                     27,655,294           2,072,254               --                  2,981,328

                                                                                         VOTES WITHHELD/
(3)   Multiple Classes                           VOTES FOR          VOTES AGAINST        BROKER NON-VOTES        ABSTENTIONS
                                               -------------         -----------           ------------          -----------
                                               2,087,080,963         124,909,797                                 218,597,617

                                                                                         VOTES WITHHELD/
(4)                                              VOTES FOR          VOTES AGAINST        BROKER NON-VOTES        ABSTENTIONS
                                               -------------         -----------           ------------          -----------
(A)   Pricing Securities                       2,075,483,285        122,649,986                --                232,156,799
(B)   Non-material amendments                  2,089,106,337        112,300,977                --                228,882,757
(C)   Vote portfolio securities                2,088,403,109        113,567,557                --                228,319,405
(D)   Termination or Reorganization            2,082,163,331        117,347,013                --                230,779,727
(E)   Senior securities
      Strategist Money-Market                     27,159,476           2,225,226               --                  3,324,075
(F)   Underwriting
      Strategist Money-Market                     26,974,098           2,495,484               --                  3,239,295
(G)   Control of portfolio companies
      Strategist Money-Market                     27,605,246           2,056,642               --                  3,046,988
(H)   Portfolio transactions
      Strategist Money-Market                     27,359,375           2,332,925               --                  3,016,576
(I)   Investing in investment companies
      Strategist Money-Market                     26,832,531           1,997,544               --                  3,878,802
(J)   By-Law amendments                        2,079,207,738        119,805,924                --                231,276,407

                                                                                         VOTES WITHHELD/
(5)   Master Fund/Feeder Fund                    VOTES FOR          VOTES AGAINST        BROKER NON-VOTES        ABSTENTIONS
                                               -------------         -----------           ------------          -----------
      Strategist Money-Market                     28,123,319           1,753,031               --                  2,832,526

                                                                                         VOTES WITHHELD/
(6)   Trustee Authorization                      VOTES FOR          VOTES AGAINST        BROKER NON-VOTES        ABSTENTIONS
                                               -------------         -----------           ------------          -----------
      Strategist Money-Market                     26,697,862           2,797,877               --                  3,213,137

                                                                                         VOTES WITHHELD/
(7)   PricewaterhouseCoopers LLP                 VOTES FOR          VOTES AGAINST        BROKER NON-VOTES        ABSTENTIONS
                                               -------------         -----------           ------------          -----------
                                               2,175,082,027          51,660,848               --                203,547,195